Fair Value Measurements - Summary of Reconciliation of the Activity for the Level 3 Contingent Consideration Fair Value Measurements (Detail) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 2,700	$ 0	$ 451
Current year acquisitions		2,700
Fair value adjustments
Payments			(451)
Ending balance	$ 2,700	$ 2,700	$ 0